Furniture and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 8,857	$ 6,593	$ 15,404	$ 13,006	$ 26,483	$ 22,464